AB Tax-Managed Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 59.1%
Information Technology – 17.6%
Communications Equipment – 0.1%
Cisco Systems, Inc.	14,232	$842,677

Electronic Equipment, Instruments & Components – 0.4%
CDW Corp./DE	20,234	3,559,767

Semiconductors & Semiconductor Equipment – 6.7%
Advanced Micro Devices, Inc.(a)	4,089	560,909
Broadcom, Inc.	54,151	8,776,794
KLA Corp.	2,363	1,528,932
NVIDIA Corp.	274,767	37,986,538
NXP Semiconductors NV	19,630	4,502,533
QUALCOMM, Inc.	16,191	2,566,759
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	7,563	1,396,583
Texas Instruments, Inc.	8,454	1,699,508

		59,018,556

Software – 7.2%
Adobe, Inc.(a)	9,978	5,147,950
Gen Digital, Inc.	33,364	1,029,279
Microsoft Corp.	102,151	43,256,862
Oracle Corp.	64,333	11,891,312
ServiceNow, Inc.(a)	1,612	1,691,697

		63,017,100

Technology Hardware, Storage & Peripherals – 3.2%
Apple, Inc.	113,581	26,956,179
Western Digital Corp.(a)	24,080	1,757,599

		28,713,778

		155,151,878

Financials – 8.4%
Banks – 2.6%
Bank of America Corp.	220,137	10,458,709
JPMorgan Chase & Co.	7,890	1,970,291
Wells Fargo & Co.	135,535	10,323,701

		22,752,701

Capital Markets – 2.2%
Charles Schwab Corp. (The)	97,591	8,076,631
Goldman Sachs Group, Inc. (The)	16,342	9,945,251
LPL Financial Holdings, Inc.	2,952	959,843
S&P Global, Inc.	957	500,042

		19,481,767

Financial Services – 2.2%
Fiserv, Inc.(a)	4,322	954,989
PayPal Holdings, Inc.(a)	12,940	1,122,804
Visa, Inc. - Class A	54,512	17,175,641

		19,253,434

Insurance – 1.4%
Progressive Corp. (The)	35,998	9,679,142

Company	Shares	U.S. $ Value

Willis Towers Watson PLC	8,660	$2,788,520

		12,467,662

		73,955,564

Health Care – 7.6%
Biotechnology – 1.2%
Gilead Sciences, Inc.	412	38,143
Regeneron Pharmaceuticals, Inc.(a)	4,507	3,381,241
Vertex Pharmaceuticals, Inc.(a)	14,675	6,869,808

		10,289,192

Health Care Equipment & Supplies – 1.0%
Edwards Lifesciences Corp.(a)	36,521	2,605,773
Intuitive Surgical, Inc.(a)	2,352	1,274,784
Medtronic PLC	55,999	4,846,154

		8,726,711

Health Care Providers & Services – 2.5%
HCA Healthcare, Inc.	5,855	1,915,873
Labcorp Holdings, Inc.	11,393	2,747,536
UnitedHealth Group, Inc.	28,165	17,186,283

		21,849,692

Life Sciences Tools & Services – 1.6%
Illumina, Inc.(a)	13,399	1,931,466
IQVIA Holdings, Inc.(a)	25,438	5,108,968
Thermo Fisher Scientific, Inc.	5,106	2,704,291
Waters Corp.(a)	10,443	4,017,631

		13,762,356

Pharmaceuticals – 1.3%
Johnson & Johnson	9,589	1,486,391
Merck & Co., Inc.	27,921	2,837,890
Pfizer, Inc.	8,730	228,813
Roche Holding AG (Sponsored ADR)	95,023	3,443,634
Zoetis, Inc.	22,108	3,874,427

		11,871,155

		66,499,106

Communication Services – 7.1%
Diversified Telecommunication Services – 0.6%
Comcast Corp. - Class A	120,151	5,189,322

Entertainment – 0.7%
Walt Disney Co. (The)	54,550	6,407,988

Interactive Media & Services – 4.9%
Alphabet, Inc. - Class A	12,280	2,074,706
Alphabet, Inc. - Class C	131,015	22,336,747
Meta Platforms, Inc. - Class A	32,780	18,826,210

		43,237,663

Wireless Telecommunication Services – 0.9%
T-Mobile US, Inc.	29,971	7,401,039

Company	Shares	U.S. $ Value

		$62,236,012

Consumer Discretionary – 5.0%
Automobile Components – 0.0%
Magna International, Inc.	4,191	189,182

Broadline Retail – 2.2%
Amazon.com, Inc.(a)	90,844	18,885,559

Hotels, Restaurants & Leisure – 0.6%
Booking Holdings, Inc.	236	1,227,667
Hyatt Hotels Corp. - Class A	12,072	1,906,652
Starbucks Corp.	20,439	2,094,180

		5,228,499

Specialty Retail – 1.8%
AutoZone, Inc.(a)	1,837	5,822,445
Home Depot, Inc. (The)	24,189	10,380,226

		16,202,671

Textiles, Apparel & Luxury Goods – 0.4%
NIKE, Inc. - Class B	45,064	3,549,691

		44,055,602

Industrials – 4.3%
Building Products – 0.2%
Otis Worldwide Corp.	17,442	1,796,177

Construction & Engineering – 0.3%
AECOM	14,454	1,690,684
MasTec, Inc.(a)	2,998	431,892

		2,122,576

Electrical Equipment – 1.7%
Eaton Corp. PLC	28,704	10,776,056
GE Vernova, Inc.(a)	12,170	4,066,240

		14,842,296

Ground Transportation – 0.7%
CSX Corp.	143,575	5,247,666
Norfolk Southern Corp.	3,002	828,102

		6,075,768

Industrial Conglomerates – 0.1%
Honeywell International, Inc.	4,448	1,036,073

Machinery – 1.1%
Deere & Co.	4,911	2,288,035
Ingersoll Rand, Inc.	10,221	1,064,722
PACCAR, Inc.	43,658	5,107,986
Pentair PLC	13,464	1,467,441

		9,928,184

Professional Services – 0.2%
Booz Allen Hamilton Holding Corp.	11,833	1,753,414

		37,554,488

Company	Shares	U.S. $ Value

Consumer Staples – 3.8%
Beverages – 0.7%
Coca-Cola Co. (The)	50,566	$3,240,269
Constellation Brands, Inc. - Class A	13,468	3,245,115

		6,485,384

Consumer Staples Distribution & Retail – 2.4%
Costco Wholesale Corp.	7,999	7,774,068
Walmart, Inc.	138,819	12,840,757

		20,614,825

Household Products – 0.7%
Procter & Gamble Co. (The)	34,119	6,116,172

		33,216,381

Energy – 2.2%
Energy Equipment & Services – 0.7%
Baker Hughes Co.	141,227	6,206,927

Oil, Gas & Consumable Fuels – 1.5%
Cameco Corp. (New York)	46,342	2,755,032
Chevron Corp.	26,222	4,246,128
EOG Resources, Inc.	43,115	5,745,505

		12,746,665

		18,953,592

Materials – 1.6%
Chemicals – 1.5%
Corteva, Inc.	64,179	3,994,501
Linde PLC	10,590	4,881,884
LyondellBasell Industries NV - Class A	54,480	4,540,363
Westlake Corp.	1,866	239,595

		13,656,343

Metals & Mining – 0.1%
ATI, Inc.(a)	13,478	810,971

		14,467,314

Utilities – 0.8%
Electric Utilities – 0.8%
American Electric Power Co., Inc.	40,805	4,074,787
NextEra Energy, Inc.	42,859	3,371,718

		7,446,505

Real Estate – 0.7%
Industrial REITs – 0.4%
Prologis, Inc.	29,727	3,471,519

Real Estate Management & Development – 0.0%
CBRE Group, Inc. - Class A(a)	450	62,995

Specialized REITs – 0.3%
American Tower Corp.	12,522	2,617,098

		6,151,612

Company	Shares	U.S. $ Value

Total Common Stocks (cost $188,164,341)		$519,688,054

INVESTMENT COMPANIES – 40.3%
Funds and Investment Trusts – 40.3%(b) (c)
AB Discovery Growth Fund, Inc. - Class Z(a)	1,568,700	22,416,726
AB Trust - AB Discovery Value Fund - Class Z	1,187,343	29,861,673
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	3,199,166	39,253,761
Bernstein International Strategic Equities Portfolio - Class Z	16,783,856	221,882,574
Bernstein Small Cap Core Portfolio - Class Z	1,322,923	19,857,074
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	750,397	20,695,942

Total Investment Companies (cost $314,861,505)		353,967,750

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.54%(b) (c) (d) (cost $5,420,349)	5,420,349	5,420,349

Total Investments – 100.0% (cost $508,446,195)(e)		879,076,153
Other assets less liabilities – 0.0%		(45,143)

Net Assets – 100.0%		$879,031,010

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of November 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $371,730,357 and gross unrealized depreciation of investments was $(1,100,399), resulting in net unrealized appreciation of $370,629,958.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Tax-Managed Wealth Appreciation Strategy

November 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$519,688,054	$—	$—	$519,688,054
Investment Companies	353,967,750	—	—	353,967,750
Short-Term Investments	5,420,349	—	—	5,420,349

Total Investments in Securities	879,076,153	—	—	879,076,153
Other Financial Instruments(b)	—	—	—	—

Total	$879,076,153	$—	$—	$879,076,153

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2024 is as follows:

							Distributions
Affiliated Issuer	Market Value 08/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr (Depr) (000)	Market Value 11/30/2024 (000)	Dividend Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$20,221	$0	$452	$(63)	$2,711	$22,417	$0	$0
AB Trust - AB Discovery Value Fund	27,606	0	0	0	2,256	29,862	0	0
Bernstein Fund, Inc. - International Small Cap Portfolio	45,669	0	5,049	228	(1,594)	39,254	0	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	224,850	3,000	0	0	(5,967)	221,883	0	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	18,269	0	0	0	1,588	19,857	0	0
Government Money Market Portfolio	843	21,291	16,714	0	0	5,420	0	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	21,369	0	283	(23)	(367)	20,696	0	0
Total	$358,827	$24,291	$22,498	$142	$(1,373)	$359,389	$0	$0